SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Revenues and Long-Lived Assets
Net sales	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 9,626,739	$ 8,636,134	$ 5,153,998
Long-Lived Tangible Assets	897,761				734,630				897,761	734,630	514,705
United States
Revenues and Long-Lived Assets
Net sales									9,254,676	8,395,737	5,022,014
Long-Lived Tangible Assets	770,921				679,757				770,921	679,757	478,325
Foreign
Revenues and Long-Lived Assets
Net sales									372,063	240,397	131,984
Long-Lived Tangible Assets	$ 126,840				$ 54,873				$ 126,840	$ 54,873	$ 36,380